EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 12, 2014 (Accession No. 0001193125-14-193466), to the prospectus dated May 1, 2014, for Legg Mason Batterymarch International Equity Trust, a series of Legg Mason Global Asset Management Trust.